UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          December 31, 2012

Check here if Amendment [ x ];     Amendment Number:  1
This Amendment (Check only one):     [ x ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cheyne Capital Management (UK) LLP
Address: Stornoway House, 13 Cleveland Row, London SW1A 1DH

Form 13F File Number:     028-12483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter Head
Title:     Compliance Officer
Phone:     +44 (0)20 7968 7378

Signature, Place, and Date of Signing:

/s/ Peter Head            London, England          February 8, 2013
------------------        ---------------          -----------------
[Signature]               [City, State]            [Date]

Report Type     (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          Nil

Form 13F Information Table Entry Total:     35

Form 13F Information Table Value Total:     $89,949
                                            (thousands)

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                       Cheyne Capital Management (UK) LLP
                           Form 13F Information Table
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
                                                      Value   SHRS or     SH/  Put/  Investment  Other     Voting Authority
Name                     Title of Class     CUSIP     x$1000  PRN Amount  PRN  Call  Discretion  Managers  Sole  Shared  None
--------------------     --------------    ---------  ------  ----------  ---  ----  ----------  --------  ----  ------  ----
AGCO CORP                NOTE 1.250%12/1   001084AM4      21   1,000,000  PRN           SOLE             1,000,000
AUTOLIV INC              COM               052800109     266       4,000  SH            SOLE                 4,000
BAIDU INC                SPON ADR REP A    056752108     412       4,108  SH            SOLE                 4,108
BANK OF AMERICA
 CORPORATION             COM               060505104     116      10,000  SH            SOLE                10,000
BARRICK GOLD CORP        COM               067901108     700      20,000  SH            SOLE                20,000
BIOMARIN
 PHARMACEUTICAL INC      NOTE 1.875% 4/2   09061GAD3      20     500,000  PRN           SOLE               500,000
CATERPILLAR INC DEL      COM               149123101   1,541      17,200  SH            SOLE                17,200
CENTRAL EUROPEAN DIST
 CORP                    NOTE 3.000% 3/1   153435AA0     134     250,000  PRN           SOLE               250,000
CHART INDS INC           NOTE 2.000% 8/0   16115QAC4   2,111   1,700,000  PRN           SOLE             1,700,000
CITIGROUP INC            COM NEW           172967424   1,060      26,800  SH            SOLE                26,800
COBALT INTL ENERGY INC   NOTE 2.625% 12/0  19075FAA4   1,000   1,000,000  PRN           SOLE             1,000,000
DELTA AIR LINES INC DEL  COM NEW           247361702     519      43,676  SH            SOLE                43,676
E-COMMERCE CHINA
 DANGDANG IN             SPN ADR COM A     26833A105     388      93,480  SH            SOLE                93,480
EQUINIX INC              NOTE 3.000% 10/1  29444UAG1     779   4,000,000  PRN           SOLE             4,000,000
GILEAD SCIENCES  INC     NOTE 1.000% 5/0   375558AN3   1,231     750,000  PRN           SOLE               750,000
GOLDCORP INC NEW         NOTE 2.000% 8/0   380956AB8   1,659   1,500,000  PRN           SOLE             1,500,000
INSULET CORP             NOTE 3.750% 6/1   45784PAC5   1,092   1,000,000  PRN           SOLE             1,000,000
JPMORGAN CHASE & CO      COM               46625H100     835      19,000  SH            SOLE                19,000
MONSANTO CO NEW          COM               61166W101     628       6,630  SH            SOLE                 6,630
MORGAN STANLEY           COM NEW           617446448     727      38,000  SH            SOLE                38,000
NETAPP INC               NOTE 1.750% 6/0   64110DAB0   1,913   1,700,000  PRN           SOLE             1,700,000
NEXEN INC                COM               65334H102  47,514   1,763,693  SH            SOLE             1,763,693
NUANCE
 COMMUNICATIONS INC      NOTE 2.750% 11/0  67020YAF7   2,177   2,000,000  PRN           SOLE             2,000,000
NVR INC                  COM               62944T105     856         930  SH            SOLE                   930
PROLOGIS                 NOTE 3.250% 3/1   74340XAT8   1,138   1,000,000  PRN           SOLE             1,000,000
PROMOTORA DE
 INFORMACIONES           ADR CL B CONV     74343G303     257     242,772  SH            SOLE               242,772
PROMOTORA DE
 INFORMACIONES           ADR CL A SHS      74343G204      47      39,999  SH            SOLE                39,999
QIHOO 360 TECHNOLOGIES
 CO LTD                  ADS               74734M109     475      16,000  SH            SOLE                16,000
SANDISK CORP             NOTE 1.500% 8/1   80004CAD3   1,165   1,000,000  PRN           SOLE             1,000,000
SHAW GROUP INC           COM               820280105   5,233     112,276  SH            SOLE               112,276
TITANIUM METALS CORP     COM NEW           888339207   4,989     302,177  SH            SOLE               302,177
DISNEY WALT CO           COM DISNEY        254687106     349       7,000  SH            SOLE                 7,000
WELLS FARGO & CO NEW     COM               949746101     342      10,000  SH            SOLE                10,000
XPO LOGISTICS INC        NOTE 4.500% 10/0  983793AA8   1,192   1,000,000  PRN           SOLE             1,000,000
YOUNG INNOVATIONS INC    COM               987520103   7,063     179,223  SH            SOLE               179,223

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